Short-term investments (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Trading Securities and Other Trading Assets [Line Items]
Aggregate fair value	$ 6,008,477
Cost	5,886,444
Unrealized gain	122,033
Net realized gain on short-term investments	3,128,014	0	0
Unrealized gain on short-term investments	122,033	0	0
Equity Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Aggregate fair value	5,189,456
Cost	5,069,310
Unrealized gain	120,146
Money Market Instrument [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Aggregate fair value	819,021
Cost	817,134
Unrealized gain	$ 1,887